SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Narrative - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Sep. 19, 2019
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Narrative [Line Items]
Recognized options value		$ (380)
Net loss attributable to owners of the parent		(4,545,887)	$ 190,430	$ 309,811
Negative Working capital		$ (4,348,000)
Decrease in operations, description		the reduction in its operation began in the middle of March 2020 with the announcement of a 30% decrease in its operations and the suspension of the guidance for 2020 in line with protection measures and boarding restrictions implemented by local governments (March 16, 2020 for Peru, Colombia and Argentina, March 18, 2020 for Chile and March 27, 2020 for Brazil). On March 16, 2020, the Company announced an update of its projection to a progressive decrease in its operation up to 70%.
Percentage of decrease in operations		95.00%
Revolving credit facility		$ 600,000
Increase in operations	30.00%
Secured debtor in possession		$ 2,450,000
Aggregate principal amount					$ 2,450,000
Bottom of range [member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Narrative [Line Items]
Proportion of voting rights held in associate		20.00%
Top of range [member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Narrative [Line Items]
Proportion of voting rights held in associate		50.00%
Parent [member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Narrative [Line Items]
Net loss attributable to owners of the parent		$ 4,546,000